Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from VIP Gaming Operations	$ 105,002,184	$ 233,822,859	$ 236,850,159
VipRoom [Member]
Revenue from VIP Gaming Operations	$ 6,422,339,000	$ 16,627,093,000	$ 17,048,596,000
Gaming Win Rate Percentage	3.59%	2.98%	2.97%